UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--101.2%
----------------------------------------------------------------------------------------------------------
CALIFORNIA--100.2%
ABAG FAU for NonProfit Corps., CA COP, Episcopal Homes
Foundation, Series 2000, 2.30% 1                                    $      4,100,000      $     4,100,000
----------------------------------------------------------------------------------------------------------
Alameda-Contra Costa, CA SDI FAU COP, Capital Improvement
Financing Projects, Series A, 2.30% 1                                        995,000              995,000
----------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB, Central
Valley Project, MERLOTS Series 2003 B32, 2.32% 1,2                         1,990,000            1,990,000
----------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998,
2.34% 1                                                                    1,600,000            1,600,000
----------------------------------------------------------------------------------------------------------
CA GOB, Series 2003 C-1, 2.29% 1                                           1,875,000            1,875,000
----------------------------------------------------------------------------------------------------------
CA HFFAU RB, Kaiser Permanente, Series A, MSTFC Series 1998 26,
2.30% 1,2                                                                  5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB, Salvation Army Western
Territory, Series 2001, 2.10%, 8/9/05                                      5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 2.30% 1             11,000,000           11,000,000
----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.15%, 6/15/05 3           4,750,000            4,750,000
----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Las Flores Apts. Project, Series 2004 JJ, 2.68% 1         10,000,000           10,000,000
----------------------------------------------------------------------------------------------------------
CA SCDAU RB, Foating Rate Trust Receipts Series F15 D, Student
Housing, 2.36% 1                                                           6,000,000            6,000,000
----------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, Puttable Floating Option Tax Exempt Receipts
Series PZ-42, 2.40% 1                                                      1,330,000            1,330,000
----------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, Putters Series 707, 2.31% 1,2                    2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------
Hayward, CA MH RB, Lord Tennyson Apts. Project, Series 2004A,
2.67% 1                                                                    8,000,000            8,000,000
----------------------------------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Floating Rate Trust Receipts Series
F12J, Sunset Project, 2.36% 1                                              5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------
Long Beach, CA FAU Lease RB, Long Beach Museum of Art, Series
1999, 2.27% 1                                                              1,760,000            1,760,000
----------------------------------------------------------------------------------------------------------
Long Beach, CA USD COP, Capital Improvement Refinancing Project,
Series 2001, 2.28% 1                                                       1,205,000            1,205,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
Series 1985, 2.30% 1                                                       4,900,000            4,900,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 2.31% 1,2                     6,000,000            6,000,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25,
2.31% 1,2                                                                  2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RRB, Series 2001-B, 2.15%,
6/1/05 3                                                                   5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.31% 1,2                     4,590,000            4,590,000
----------------------------------------------------------------------------------------------------------
Oceanside, CA MH RRB, Lakeridge Apts. Project, 2.30% 1                     3,300,000            3,300,000
----------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 2.14% 1         4,620,000            4,620,000
----------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series 1995 SG 14, 2.30% 1,2                3,955,000            3,955,000
----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 2.32% 1,2                                                 6,990,000            6,990,000
----------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 2.23% 1                   5,700,000            5,700,000
----------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 2.23% 1                   4,750,000            4,750,000
----------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office
Project, Series 2004A, 2.34% 1                                             3,550,000            3,550,000
----------------------------------------------------------------------------------------------------------


1            |             CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
----------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
Santa Margarita/Dana Point, CA RB, Puttable Floating Option Tax
Exempt Receipts Series PT-2348, 2.30% 1                             $      3,055,000      $     3,055,000
----------------------------------------------------------------------------------------------------------
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 2.30% 1             2,605,000            2,605,000
----------------------------------------------------------------------------------------------------------
University of California Board of Regents RB, ETET Series
720050006, Cl. A, 2.31% 1,2                                                2,445,000            2,445,000
----------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvement Project, Series 2002, 2.33% 1         1,400,000            1,400,000
----------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project,
Series 2001, 2.33% 1                                                       6,600,000            6,600,000
                                                                                          ----------------
                                                                                              143,065,000

----------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.0%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts Series 246,
2.29% 1,2                                                                    150,000              150,000
----------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt Receipts
Series 491, 2.32% 1,2                                                      1,200,000            1,200,000
                                                                                          ----------------
                                                                                                1,350,000

----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $144,415,000)                                101.2%         144,415,000
----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (1.2)          (1,689,278)

                                                                    --------------------------------------
NET ASSETS                                                                     100.0%     $   142,725,722
                                                                    ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC         ABN AMRO Munitops Certificates
ABAG         Association of Bay Area Governments
CFD          Community Facilities District
CMWLTH       Commonwealth
COP          Certificates of Participation
ED           Economic Development
EDFAU        Economic Development Finance Authority
ETET         Eagle Tax-Exempt Trust
FAU          Finance Authority
GOB          General Obligation Bonds
GOUN         General Obligation Unlimited Nts.
HAU          Housing Authority
HFFAU        Health Facilities Finance Authority
HTAU         Highway & Transportation Authority
IDV          Industrial Development
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender
MH           Multifamily Housing
MSTFC        Morgan Stanley & Co., Inc. Trust Floater Certificates
PFAU         Public Finance Authority
PUC          Public Utilities Commission
RA           Redevelopment Agency/Authority
RB           Revenue Bonds


2            |             CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2005/Unaudited
--------------------------------------------------------------------------------

REF          Refunding
RRB          Revenue Refunding Bonds
SCDAU        Statewide Communities Development Authority
SDI          School District
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SPTX         Special Tax
TXAL         Tax Allocation
USD          Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $36,320,000 or 25.45% of the Trust's net assets as of March 31, 2005.

3. Put obligation redeemable at full principal value on the date reported.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


3            |             CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005